Note 1. Operations and Summary of Significant Accounting Policies: Intangible Assets, Policy (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Amortization of Intangible Assets	$ 0	$ 7,941